Shareholders equity	6 Months Ended
Mar. 31, 2024
Shareholders equity
Shareholders' equity

Note 21 – Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The Company had an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value.

Share consolidation or reverse share split

On January 18, 2024, the Company consolidated its issued and outstanding ordinary shares from 70,449,781 Class A ordinary shares of no par value and 3,020,969 Class B ordinary shares of no par value to 2,348,326 Class A ordinary shares of no par value and 100,698 Class B ordinary shares of no par value, on a 30:1 basis. As a result of reverse share split, 250 Class A ordinary shares were acquired from the market and were cancelled accordingly. The Company believes the share consolidation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

As of March 31, 2024 and September 30, 2023, the Company has 3,077,186 and 2,285,826 Class A ordinary shares issued and outstanding and 100,698 and 100,698 Class B ordinary shares issued and outstanding, respectively

Public offering, warrants, and pre-funded warrants

On January 30, 2023, CN Energy entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which CN Energy agreed to sell to the Underwriter in a firm commitment public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance. The Company received approximately $7.8 million in net proceeds from the Offering, after deducting underwriting discounts and other related offering expenses. In connection with the Offering, 10,396,974 Class A ordinary shares were issued, 4,672,700 Pre-funded Warrants were exercised upon issuance which resulted in a total issuance of 15,069,674 Class A ordinary shares and 3,112,046 Pre-funded Warrants were exercised for 3,112,046 Class A ordinary shares in September 2023.

The Pre-funded Warrants are exercisable immediately (subject to the beneficial ownership cap) and may be exercised at any time in perpetuity until all of the Pre-funded Warrants are exercised in full. The warrants are exercisable immediately and expire five years, i.e. January 29, 2028, after their issuance date on January 30, 2023.

As a result of reverse share split on January 18, 2024, the exercise price was adjusted from $0.55 per share to $1.4529 per share and the warrants were adjusted from 18,183,274 warrants to 6,883,337 warrants.

For the six months ended March 31, 2024 and 2023, 100,000 and nil warrants were exercised for 100,000 and nil Class A ordinary shares and for cash of $145,290 and nil, respectively. As of March 31, 2024 and September 30, 2023, 6,783,337 and 6,883,337 warrants and 1,554 and 1,554 pre-funded warrants were outstanding, respectively.

Issuance of shares for repayment of convertible note

On December 30, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured convertible note, on December 30, 2022, in the original principal amount of $3,230,000 (the “Note”, and together with the Purchase Agreement, the “Agreement”), convertible into Class A ordinary shares, no par value, of the Company (“Class A Ordinary Shares”). The Note bears an interest rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable 12 months after the purchase price of the Note is delivered by the Investor to the Company (the “Purchase Price Date,” and 12 months after the Purchase Price Date, the “Maturity Date”), unless earlier prepaid or converted.

Under the Agreement, the Investor has the right to redeem the Note 60 days after the purchase price of the Note was delivered by the Investor to the Company, and redemptions may be satisfied in cash or Class A Ordinary Shares, at the Company’s election. However, the Company will be required to pay the redemption amount in cash, if there is an Equity Conditions Failure (as defined in the Note). If the Company elects to satisfy a redemption in Class A Ordinary Shares, such Class A Ordinary Shares shall be issued at a redemption conversion price of the lower of(i) $2.00 per share, subject to adjustment as provided in the Note, and (ii) 80% of the Nasdaq Minimum Price (as defined in the Note).

The Note does not contain a floor price for the possible future redemption conversions into Class A Ordinary Shares, and a future conversion pursuant to the Agreement could potentially result in a substantial dilutive effect on the existing shareholders of the Company. Pursuant to the relevant Nasdaq Listing Rule guidance, the Nasdaq Staff has stated its position that, in determining whether the issuance of a future priced security raises public interest concerns, Nasdaq Staff will consider, among other things, whether a future priced security includes features to limit the potential dilutive effect of its conversion or exercise, including floors on the conversion or exercise price. To limit the potential dilutive effect of a redemption conversion on the existing shareholders of the Company, the board of directors of the Company approved on February 15, 2023 that the Company shall repay the Note in cash in the event any redemption conversions would result in the aggregate effective conversion price falling below $0.12.

For the six months ended March 31, 2024 and 2023, 691,610 and nil Class A Ordinary Shares were issued for the redemption of $0.96 million and nil of the convertible note.

Statutory reserves and restricted net assets

CN Energy’s ability to pay dividends primarily depends on CN Energy receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by CN Energy’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CN Energy’s subsidiaries.

CN Energy’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. CN Energy’s PRC subsidiaries may also allocate a portion of their after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves, together with paid in capital of CN Energy’s PRC subsidiaries, are not distributable as cash dividends. As of March 31, 2024 and September 30, 2023, the balance of the required statutory reserves was $0.5 million and $0.5 million, respectively.